Other income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries	$ 9	$ 24	$ 148
Net gains / (losses) from disposals of investments in associates and joint ventures	118	0	844
Share of net profits of associates and joint ventures	74	(163)	32
Total	201	(138)	1,024
Net gains / (losses) from disposals of financial assets measured at fair value through other comprehensive income	0	(1)	(1)
Income from properties	29	18	20
Net gains / (losses) from properties held for sale	(16)	8	71
Income from shared services provided to UBS Group AG or its subsidiaries	733	568	460
Other	301	112	308
Total other income	1,248	566	1,882
Gains related to the repurchase of entity's own debt instruments	0	21	$ 23
Other income related to a legacy bankruptcy claim		111
Asset Management
Associates, joint ventures and subsidiaries
Other	113
UBS Wealth Management business in Spain
Associates, joint ventures and subsidiaries
Other		111
Gains (losses) on the sale of subsidiaries		133
Mitsubishi Corp.-UBS Realty Inc.
Associates, joint ventures and subsidiaries
Net gains / (losses) from disposals of investments in associates and joint ventures		848
SIX Group AG, Zurich
Associates, joint ventures and subsidiaries
Impairments related to associates	$ 80
SIX Group AG, Zurich | Personal & Corporate Banking
Associates, joint ventures and subsidiaries
Impairments related to associates		$ 255